Fair Value Measurements - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Assets transferred out of Level 3 to Level 2			¥ 20,438,000,000
Available-for-sale securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transfers in or out of Level 3	¥ 0
Available-for-sale securities | Equity securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Assets transferred out of Level 3 to Level 2		¥ 869,000,000	¥ 788,000,000